Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party [Abstract]
Salaries and other short-term employee costs	$ 2,032	$ 1,605
Pension costs	134	149
Share-based compensation expense	5,217	1,581
Other compensation	13	62
Key management compensation	$ 7,396	$ 3,397